Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Investor Class
Account Value [Line Items]
Account Value	$ 27,030	$ 19,610	$ 15,221	$ 25,967	$ 19,488	$ 15,367	$ 13,475	$ 12,847	$ 10,389	$ 10,763	$ 10,000
Institutional Class
Account Value [Line Items]
Account Value	276,866	200,310	155,183	264,216	197,819	155,637	136,128	129,464	104,405	107,898	100,000
IS Class
Account Value [Line Items]
Account Value	2,787,888	2,015,752	1,560,215	2,655,924	1,984,819	1,558,102	1,359,648	1,290,514	1,039,158
Investor Class
Account Value [Line Items]
Account Value	15,485	13,120	13,665	26,801	20,402	15,239	13,404	11,995	9,664
Institutional Class
Account Value [Line Items]
Account Value	158,563	133,906	139,171	272,289	206,727	154,045	135,031	120,520	96,801
IS Class
Account Value [Line Items]
Account Value	$ 1,878,788	1,586,003	1,646,008	3,215,710	2,439,910	1,815,914	1,592,680	1,420,339	1,140,047	1,082,971	1,000,000
Bloomberg US 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Account Value	$ 33,050	23,966	21,899	26,353	18,336	16,519	14,444	13,528	10,931	10,476	10,000
Bloomberg US 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Growth Total Return Index
Account Value	$ 40,040	28,237	24,580	32,463	22,790	18,107	15,416	14,072	11,099	10,833	10,000
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Account Value	$ 44,812	31,170	26,204	34,752	24,267	18,779	16,037	14,485	11,167	10,918	10,000
Bloomberg US 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Account Value	$ 330,505	239,659	218,990	263,531	183,361	165,186	144,444	135,275	109,307	104,759	100,000
Bloomberg US 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Growth Total Return Index
Account Value	$ 400,397	282,369	245,802	324,629	227,901	181,075	154,156	140,719	110,994	108,327	100,000
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Account Value	$ 448,119	311,699	262,041	347,518	242,666	187,795	160,368	144,851	111,672	109,180	100,000
Bloomberg US 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Account Value	$ 3,125,148	2,266,143	2,070,702	2,491,870	1,733,807	1,561,947	1,365,819	1,279,120	1,033,571
Bloomberg US 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Growth Total Return Index
Account Value	$ 3,717,959	2,621,989	2,282,440	3,014,407	2,116,215	1,681,404	1,431,443	1,306,673	1,030,658
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Account Value	$ 4,125,407	2,869,520	2,412,367	3,199,275	2,233,996	1,728,851	1,476,358	1,333,510	1,028,057
Bloomberg US 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Account Value	$ 30,069	21,804	19,924	23,976	16,682	15,029	13,142	12,307	9,945
Bloomberg US 2500 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Growth Total Return Index
Account Value	$ 22,694	16,734	17,582	23,695	16,597	14,662	13,186	12,418	9,654
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Account Value	$ 22,716	16,926	17,780	24,484	17,855	14,671	13,126	12,439	9,564
Bloomberg US 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Account Value	$ 300,843	218,151	199,337	239,880	166,905	150,361	131,481	123,135	99,497
Bloomberg US 2500 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Growth Total Return Index
Account Value	$ 228,017	168,137	176,650	238,068	166,756	147,313	132,480	124,768	96,997
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Account Value	$ 228,311	170,120	178,703	246,082	179,458	147,450	131,922	125,024	96,121
Bloomberg US 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Account Value	$ 3,305,047	2,396,594	2,189,902	2,635,315	1,833,613	1,651,860	1,444,442	1,352,753	1,093,068	1,047,590	1,000,000
Bloomberg US 2500 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Growth Total Return Index
Account Value	$ 2,497,121	1,841,342	1,934,575	2,607,191	1,826,225	1,613,288	1,450,849	1,366,387	1,062,263	1,036,504	1,000,000
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Account Value	$ 2,474,265	$ 1,843,634	$ 1,936,653	$ 2,666,853	$ 1,944,836	$ 1,597,961	$ 1,429,673	$ 1,354,919	$ 1,041,687	$ 1,041,695	$ 1,000,000